Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Total		Conversion of Convertible Preferred Stock	[4]	Exercise of Warrants	Previously Reported	Total share capital		Total share capital Exercise of Warrants	Total share capital Previously Reported	Common Stock	Common Stock Exercise of Warrants	Additional paid-in capital		Additional paid-in capital Exercise of Warrants	Additional paid-in capital Previously Reported	Deficit		Deficit Previously Reported	Accumulated other comprehensive income (loss)		Accumulated other comprehensive income (loss) Previously Reported	Common Shares (Class A & B) Common Stock		Common Shares (Class A & B) Common Stock Conversion of Convertible Preferred Stock [4]	Common Shares (Class A & B) Common Stock Exercise of Warrants	Common Shares (Class A & B) Common Stock Previously Reported	Old Xanadu Convertible Preferred Shares		Old Xanadu Convertible Preferred Shares Conversion of Convertible Preferred Stock	Old Xanadu Convertible Preferred Shares Previously Reported	Old Xanadu Convertible Preferred Shares Revision of Prior Period, Adjustment	Old Xanadu Common Shares	[3]	Old Xanadu Common Shares Common Stock		Old Xanadu Common Shares Common Stock Conversion of Convertible Preferred Stock [4]	Old Xanadu Common Shares Common Stock Previously Reported	Old Xanadu Common Shares Common Stock Revision of Prior Period, Adjustment
Beginning balance, shares outstanding (in shares) at Dec. 31, 2024																																				55,567,272	[1]		4,924,563	50,642,709
Beginning balance, equity at Dec. 31, 2024		$ 87,495	[1]				$ 87,495	$ 220,401	[1]		$ 220,401			$ 5,937	[1]		$ 5,937	$ (135,636)	[1]	$ (135,636)	$ (3,207)	[1]	$ (3,207)													$ 7,399	[1]		$ 7,399
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(47,643)																(47,643)
Stock-based compensation		2,759												2,759
Exercise of stock options, net of tax (in shares)																																				329,146
Exercise of stock options, net of tax		89						124						(35)																						$ 124
Cumulative translation adjustment		706												5							701
Ending balance, shares outstanding (in shares) at Sep. 30, 2025																																				55,896,418			55,896,418
Ending balance, equity at Sep. 30, 2025		43,406					43,406	220,525			220,525			8,666			8,666	(183,279)		(183,279)	(2,506)		(2,506)													$ 7,523			$ 7,523
Beginning balance (in shares) at Dec. 31, 2024																													199,930,069	[1]		17,718,491	182,211,578
Beginning balance at Dec. 31, 2024																													$ 213,002	[1]		$ 213,002
Ending balance (in shares) at Sep. 30, 2025																													199,930,069			199,930,069
Ending balance at Sep. 30, 2025																													$ 213,002			$ 213,002
Beginning balance, shares outstanding (in shares) at Jun. 30, 2025																																				55,803,248
Beginning balance, equity at Jun. 30, 2025		62,956						220,488						7,677				(162,981)			(2,228)															$ 7,486
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loss for the period		(20,298)																(20,298)
Stock-based compensation		999												999
Exercise of stock options, net of tax (in shares)																																				93,170
Exercise of stock options, net of tax		27						37						(10)																						$ 37
Cumulative translation adjustment		(278)																			(278)
Ending balance, shares outstanding (in shares) at Sep. 30, 2025																																				55,896,418			55,896,418
Ending balance, equity at Sep. 30, 2025		43,406					43,406	220,525			220,525			8,666			8,666	(183,279)		(183,279)	(2,506)		(2,506)													$ 7,523			$ 7,523
Beginning balance (in shares) at Jun. 30, 2025																													199,930,069
Beginning balance at Jun. 30, 2025																													$ 213,002
Ending balance (in shares) at Sep. 30, 2025																													199,930,069			199,930,069
Ending balance at Sep. 30, 2025																													$ 213,002			$ 213,002
Beginning balance, shares outstanding (in shares) at Dec. 31, 2025												255,894,945												0	[2]			0						55,964,876		55,964,876	[2]		4,959,800	51,005,076
Beginning balance, equity at Dec. 31, 2025		24,444	[2]				$ 24,444	220,587	[2]		$ 220,587	$ 220,587		10,151	[2]		$ 10,151	(206,303)	[2]	$ (206,303)	9	[2]	$ 9	$ 0	[2]			$ 0								$ 7,585	[2]		$ 7,585
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)													657,816													255,894,945	657,816											(55,964,876)
Issuance of shares in conversion				$ 0		$ 0				$ 2,838			$ 2,838			$ (2,838)										$ 220,587	$ 2,838											$ (7,585)
Loss for the period		(94,851)																(94,851)
Stock-based compensation		11,836												11,836
Vesting of restricted stock units, net of tax																								219,237
Vesting of restricted stock units, net of tax		$ (140)						3,200						(3,340)										$ 3,200
Exercise of stock options, net of tax (in shares)		8,726,827										8,596,509												8,596,509
Exercise of stock options, net of tax		$ 3,777						5,871				$ 5,871		(2,094)										$ 5,871
Reverse Recapitalization and PIPE transaction, net of transaction costs (in shares)												40,308,912												40,308,912	[5]
Reverse Recapitalization and PIPE transaction, net of transaction costs		263,599	[5]					265,006	[5]			$ 265,006						(1,407)	[5]					$ 265,006	[5]
Earn-out share liability at Closing of Reverse Recapitalization		(9,997)						(9,997)				(9,997)												(9,997)
Conversion of earn-out liabilities to equity		17,761						17,761				$ 17,761												$ 17,761
Issuance of common shares in connection with synthetic at-the-market facility (in shares)												5,467,524												5,467,524
Issuance of common shares in connection with synthetic at-the-market facility		68,815						68,815				$ 68,815												$ 68,815
Issuance of common shares for advisor fees related to the Reverse Recapitalization (in shares)												100,000												100,000
Issuance of common shares for advisor fees related to the Reverse Recapitalization		1,445						1,445				$ 1,445												$ 1,445
Conversion of warrant liabilities to equity		2,769												2,769
Cumulative translation adjustment		$ 483												10							473
Ending balance, shares outstanding (in shares) at Sep. 30, 2026		311,244,943										311,244,943												311,244,943												0
Ending balance, equity at Sep. 30, 2026		$ 289,941						575,526				$ 575,526		16,494				(302,561)			482			$ 575,526												$ 0
Beginning balance (in shares) at Dec. 31, 2025		199,930,069	[3]																										199,930,069	[2]		17,718,491	182,211,578
Beginning balance at Dec. 31, 2025		$ 213,002	[3]																										$ 213,002	[2]		$ 213,002
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares (in shares)	[4]																														(199,930,069)
Issuance of common shares upon exchange of Old Xanadu's preferred and common shares	[4]																														$ (213,002)
Ending balance (in shares) at Sep. 30, 2026																													0
Ending balance at Sep. 30, 2026		$ 0	[3]																										$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of warrant liabilities to equity														2,769
Ending balance, shares outstanding (in shares) at Mar. 26, 2026		297,993,837
Beginning balance, shares outstanding (in shares) at Jun. 30, 2026																								304,224,024
Beginning balance, equity at Jun. 30, 2026		$ 313,075												17,027				(270,365)			246			$ 566,167
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares in conversion (in shares)																											140,289
Issuance of shares in conversion						$ 0										$ (1,441)											$ 1,441
Loss for the period		(32,196)																(32,196)
Stock-based compensation		5,639												5,639
Vesting of restricted stock units, net of tax																								219,237
Vesting of restricted stock units, net of tax		(140)												(3,340)										$ 3,200
Exercise of stock options, net of tax (in shares)																								6,661,393
Exercise of stock options, net of tax		3,327												(1,391)										$ 4,718
Cumulative translation adjustment		$ 236																			236
Ending balance, shares outstanding (in shares) at Sep. 30, 2026		311,244,943										311,244,943												311,244,943												0
Ending balance, equity at Sep. 30, 2026		$ 289,941						$ 575,526				$ 575,526		$ 16,494				$ (302,561)			$ 482			$ 575,526												$ 0
Ending balance (in shares) at Sep. 30, 2026																													0
Ending balance at Sep. 30, 2026		$ 0	[3]																										$ 0

[1]	The number of shares has been retroactively recast after giving effect to the Reverse Recapitalization.
[2]	The number of shares have been retroactively recast after giving effect to the Reverse Recapitalization.
[3]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.
[4]	Refer to Note 3 for additional information on the preferred and common share exchange.
[5]	Common shares include 1,100,000 earn-out shares (the "Earn-out Shares") issued and outstanding at closing of the Reverse Recapitalization, but were subject to forfeiture. At closing, these Earn-out Shares were classified within liabilities on the consolidated balance sheets and subsequently reclassified to equity in the second quarter of 2026 when the Earn-out Shares vested. Refer to Note 3 for additional information.